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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-102137


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
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                          FS VARIABLE SEPARATE ACCOUNT

                               SUPPLEMENT TO THE:
                                 POLARIS CHOICE
                  VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2006

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The following paragraph replaces in its entirety the second to last paragraph under the "Optional Enhanced Death Benefit" heading in the prospectus:

If you die on or after your 90th birthday, the Standard Death Benefit may provide more value to your beneficiaries than the Maximum Anniversary Value option. Further, there is no additional charge for the Standard Death Benefit and there is an additional charge for the Maximum Anniversary Value option. You should discuss the death benefit options with your financial representative prior to making an election.



Dated: June 15, 2006


                Please keep this supplement with your prospectus



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